UNAUDITED SUPPLEMENTARY DATA (Tables)	12 Months Ended
Dec. 31, 2017
UNAUDITED SUPPLEMENTARY DATA
Quarterly Financial Information Tables

	2017
	Three Months Ended
	March 31	June 30	September 30	December 31
Sales	$1,690	$1,875	$1,879	$1,935
Gross profit (1)	$404	$523	$472	$465
Income (loss) from continuing operations (2)	$70	$190	$213	$(549)
Income (loss) from discontinued operations (2)	(23)	(15)	(7)	7
Net income (loss) attributable to Newmont stockholders	$47	$175	$206	$(542)
Income (loss) per common share
Basic:
Continuing operations	$0.13	$0.36	$0.39	$(1.02)
Discontinued operations	(0.04)	(0.03)	(0.01)	0.01
	$0.09	$0.33	$0.38	$(1.01)
Diluted:
Continuing operations	$0.13	$0.36	$0.39	$(1.02)
Discontinued operations	(0.04)	(0.03)	(0.01)	0.01
	$0.09	$0.33	$0.38	$(1.01)
Weighted average common shares (millions)
Basic	532	533	533	533
Diluted	533	535	536	536
Cash dividends declared per common share	$0.050	$0.050	$0.075	$0.075
Closing price of common stock	$32.96	$32.39	$37.51	$37.52

	2016
	Three Months Ended
	March 31	June 30	September 30	December 31
Sales	$1,462	$1,669	$1,791	$1,758
Gross profit (1)	$314	$464	$446	$336
Income (loss) from continuing operations (2)	$(12)	$13	$166	$(393)
Income (loss) from discontinued operations (2)	62	10	(528)	53
Net income (loss) attributable to Newmont stockholders	$50	$23	$(362)	$(340)
Income (loss) per common share
Basic:
Continuing operations	$(0.02)	$0.02	$0.31	$(0.74)
Discontinued operations	0.11	0.02	(0.99)	0.10
	$0.09	$0.04	$(0.68)	$(0.64)
Diluted:
Continuing operations	$(0.02)	$0.02	$0.31	$(0.73)
Discontinued operations	0.11	0.02	(0.99)	0.10
	$0.09	$0.04	$(0.68)	$(0.63)
Weighted average common shares (millions)
Basic	530	531	531	531
Diluted	531	533	533	534
Cash dividends declared per common share	$0.025	$0.025	$0.025	$0.050
Closing price of common stock	$26.58	$39.12	$39.29	$34.07
(1)	Sales less Costs applicable to sales, Depreciation and amortization and Reclamation and remediation.
(2)	Attributable to Newmont stockholders.

Certain amounts have been retrospectively reclassified for the periods presented for the correction of an immaterial error in calculating and recording Newmont’s Reclamation and remediation liabilities and other insignificant errors not previously recorded that the Company concluded were immaterial to our previously issued Consolidated Financial Statements. For further information regarding revisions from the Company’s Annual Report on Form 10-K for Newmont Mining Corporation for the year ended December 31, 2017, filed on February 22, 2018, see Note 2.

	Three Months Ended March 31, 2017
Statement of Consolidated Operations	As Previously Reported	Adjustments	As Revised
Sales	$1,659	$31	1,690
Costs applicable to sales	$933	$24	957
Depreciation and amortization	$293	$7	$300
Reclamation and remediation	$30	$(1)	$29
Income (loss) before income and mining tax and other items	$193	$1	$194
Income and mining tax benefit (expense)	$(110)	$(1)	$(111)
Net income (loss):
Continuing operations	$81	$—	$81
Discontinued operations	(23)	—	(23)
	$58	$—	$58
Net loss (income) attributable to noncontrolling interest:
Continuing operations	$(12)	$1	$(11)
Discontinued operations	—	—	—
	$(12)	$1	$(11)
Net income (loss) attributable to Newmont stockholders:
Continuing operations	$69	$1	$70
Discontinued operations	(23)	—	(23)
	$46	$1	$47
Net income (loss) per common share
Basic:
Continuing operations	$0.13	$—	$0.13
Discontinued operations	(0.04)	—	(0.04)
	$0.09	$—	$0.09
Diluted:
Continuing operations	$0.13	$—	$0.13
Discontinued operations	(0.04)	—	(0.04)
	$0.09	$—	$0.09

	Three Months Ended June 30, 2017			Six Months Ended June 30, 2017
Statement of Consolidated Operations	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised
Sales	$1,875	$—	$1,875	$3,534	$31	$3,565
Costs applicable to sales	$999	$—	$999	$1,932	$24	$1,956
Depreciation and amortization	$308	$2	$310	$601	$9	$610
Reclamation and remediation	$44	$(1)	$43	$74	$(2)	$72
Income (loss) before income and mining tax and other items	$336	$(1)	$335	$529	$—	$529
Income and mining tax benefit (expense)	$(167)	$1	$(166)	$(277)	$—	$(277)
Net income (loss):
Continuing operations	$166	$—	$166	$247	$—	$247
Discontinued operations	(15)	—	(15)	(38)	—	(38)
	$151	$—	$151	$209	$—	$209
Net loss (income) attributable to noncontrolling interest:
Continuing operations	$26	$(2)	$24	$14	$(1)	$13
Discontinued operations	—	—	—	—	—	—
	$26	$(2)	$24	$14	$(1)	$13
Net income (loss) attributable to Newmont stockholders:
Continuing operations	$192	$(2)	$190	$261	$(1)	$260
Discontinued operations	(15)	—	(15)	(38)	—	(38)
	$177	$(2)	$175	$223	$(1)	$222
Net income (loss) per common share
Basic:
Continuing operations	$0.36	$—	$0.36	$0.49	$—	$0.49
Discontinued operations	(0.03)	—	(0.03)	(0.07)	—	(0.07)
	$0.33	$—	$0.33	$0.42	$—	$0.42
Diluted:
Continuing operations	$0.36	$—	$0.36	$0.49	$—	$0.49
Discontinued operations	(0.03)	—	(0.03)	(0.07)	—	(0.07)
	$0.33	$—	$0.33	$0.42	$—	$0.42

	Three Months Ended September 30, 2017			Nine Months Ended September 30, 2017
Statement of Consolidated Operations	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised
Sales	$1,879	$—	$1,879	$5,413	$31	$5,444
Costs applicable to sales	$1,053	$—	$1,053	$2,985	$24	$3,009
Depreciation and amortization	$327	$1	$328	$928	$10	$938
Reclamation and remediation	$29	$(3)	$26	$103	$(5)	$98
Income (loss) before income and mining tax and other items	$276	$2	$278	$805	$2	$807
Income and mining tax benefit (expense)	$(72)	$(1)	$(73)	$(349)	$(1)	$(350)
Net income (loss):
Continuing operations	$205	$1	$206	$452	$1	$453
Discontinued operations	(7)	—	(7)	(45)	—	(45)
	$198	$1	$199	$407	$1	$408
Net loss (income) attributable to noncontrolling interest:
Continuing operations	$8	$(1)	$7	$22	$(2)	$20
Discontinued operations	—	—	—	—	—	—
	$8	$(1)	$7	$22	$(2)	$20
Net income (loss) attributable to Newmont stockholders:
Continuing operations	$213	$—	$213	$474	$(1)	$473
Discontinued operations	(7)	—	(7)	(45)	—	(45)
	$206	$—	$206	$429	$(1)	$428
Net income (loss) per common share
Basic:
Continuing operations	$0.39	$—	$0.39	$0.88	$—	$0.88
Discontinued operations	(0.01)	—	(0.01)	(0.08)	—	(0.08)
	$0.38	$—	$0.38	$0.80	$—	$0.80
Diluted:
Continuing operations	$0.39	$—	$0.39	$0.88	$—	$0.88
Discontinued operations	(0.01)	—	(0.01)	(0.08)	—	(0.08)
	$0.38	$—	$0.38	$0.80	$—	$0.80

	Three Months Ended December 31, 2017
Statement of Consolidated Operations	As Previously Reported	Adjustments	As Revised
Depreciation and amortization	$321	$2	$323
Reclamation and remediation	$74	$20	$94
Income (loss) before income and mining tax and other items	$287	$(22)	$265
Income and mining tax benefit (expense)	$(776)	$(1)	$(777)
Net income (loss):
Continuing operations	$(501)	$(23)	$(524)
Discontinued operations	7	—	7
	$(494)	$(23)	$(517)
Net loss (income) attributable to noncontrolling interest:
Continuing operations	$(33)	$8	$(25)
Discontinued operations	—	—	—
	$(33)	$8	$(25)
Net income (loss) attributable to Newmont stockholders:
Continuing operations	$(534)	$(15)	$(549)
Discontinued operations	7	—	7
	$(527)	$(15)	$(542)
Net income (loss) per common share
Basic:
Continuing operations	$(0.99)	$(0.03)	$(1.02)
Discontinued operations	0.01	—	0.01
	$(0.98)	$(0.03)	$(1.01)
Diluted:
Continuing operations	$(0.99)	$(0.03)	$(1.02)
Discontinued operations	0.01	—	0.01
	$(0.98)	$(0.03)	$(1.01)

	Three Months Ended March 31, 2016
Statement of Consolidated Operations	As Previously Reported	Adjustments	As Revised
Depreciation and amortization	$276	$2	$278
Reclamation and remediation	$21	$(2)	$19
Income (loss) before income and mining tax and other items	$208	$—	$208
Income and mining tax benefit (expense)	$(227)	$—	$(227)
Net income (loss):
Continuing operations	$(24)	$—	$(24)
Discontinued operations	159	(3)	156
	$135	$(3)	$132
Net loss (income) attributable to noncontrolling interest:
Continuing operations	$12	$—	$12
Discontinued operations	(95)	1	(94)
	$(83)	$1	$(82)
Net income (loss) attributable to Newmont stockholders:
Continuing operations	$(12)	$—	$(12)
Discontinued operations	64	(2)	62
	$52	$(2)	$50
Net income (loss) per common share
Basic:
Continuing operations	$(0.02)	$—	$(0.02)
Discontinued operations	0.12	(0.01)	0.11
	$0.10	$(0.01)	$0.09
Diluted:
Continuing operations	$(0.02)	$—	$(0.02)
Discontinued operations	0.12	(0.01)	0.11
	$0.10	$(0.01)	$0.09

	Three Months Ended June 30, 2016			Six Months Ended June 30, 2016
Statement of Consolidated Operations	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised
Depreciation and amortization	$281	$4	$285	$557	$6	$563
Reclamation and remediation	$21	$(3)	$18	$42	$(5)	$37
Income (loss) before income and mining tax and other items	$241	$(1)	$240	$449	$(1)	$448
Income and mining tax benefit (expense)	$(238)	$(1)	$(239)	$(465)	$(1)	$(466)
Net income (loss):
Continuing operations	$(2)	$(2)	$(4)	$(26)	$(2)	$(28)
Discontinued operations	64	—	64	223	(3)	220
	$62	$(2)	$60	$197	$(5)	$192
Net loss (income) attributable to noncontrolling interest:
Continuing operations	$16	$1	$17	$28	$1	$29
Discontinued operations	(55)	1	(54)	(150)	2	(148)
	$(39)	$2	$(37)	$(122)	$3	$(119)
Net income (loss) attributable to Newmont stockholders:
Continuing operations	$14	$(1)	$13	$2	$(1)	$1
Discontinued operations	9	1	10	73	(1)	72
	$23	$—	$23	$75	$(2)	$73
Net income (loss) per common share
Basic:
Continuing operations	$0.02	$—	$0.02	$—	$—	$—
Discontinued operations	0.02	—	0.02	0.14	(0.01)	0.13
	$0.04	$—	$0.04	$0.14	$(0.01)	$0.13
Diluted:
Continuing operations	$0.02	$—	$0.02	$—	$—	$—
Discontinued operations	0.02	—	0.02	0.14	(0.01)	0.13
	$0.04	$—	$0.04	$0.14	$(0.01)	$0.13

	Three Months Ended September 30, 2016			Nine Months Ended September 30, 2016
Statement of Consolidated Operations	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised
Depreciation and amortization	$335	$3	$338	$892	$9	$901
Reclamation and remediation	$25	$(1)	$24	$67	$(6)	$61
Income (loss) before income and mining tax and other items	$223	$(2)	$221	$672	$(3)	$669
Income and mining tax benefit (expense)	$(90)	$(1)	$(91)	$(555)	$(2)	$(557)
Net income (loss):
Continuing operations	$135	$(3)	$132	$109	$(5)	$104
Discontinued operations	(448)	(1)	(449)	(225)	(4)	(229)
	$(313)	$(4)	$(317)	$(116)	$(9)	$(125)
Net loss (income) attributable to noncontrolling interest:
Continuing operations	$34	$—	$34	$62	$1	$63
Discontinued operations	(79)	—	(79)	(229)	2	(227)
	$(45)	$—	$(45)	$(167)	$3	$(164)
Net income (loss) attributable to Newmont stockholders:
Continuing operations	$169	$(3)	$166	$171	$(4)	$167
Discontinued operations	(527)	(1)	(528)	(454)	(2)	(456)
	$(358)	$(4)	$(362)	$(283)	$(6)	$(289)
Net income (loss) per common share
Basic:
Continuing operations	$0.32	$(0.01)	$0.31	$0.32	$(0.01)	$0.31
Discontinued operations	(0.99)	—	(0.99)	(0.85)	(0.01)	(0.86)
	$(0.67)	$(0.01)	$(0.68)	$(0.53)	$(0.02)	$(0.55)
Diluted:
Continuing operations	$0.32	$(0.01)	$0.31	$0.32	$(0.01)	$0.31
Discontinued operations	(0.99)	—	(0.99)	(0.85)	(0.01)	(0.86)
	$(0.67)	$(0.01)	$(0.68)	$(0.53)	$(0.02)	$(0.55)

	Three Months Ended December 31, 2016
Statement of Consolidated Operations	As Previously Reported	Adjustments	As Revised
Sales	$1,789	$(31)	$1,758
Costs applicable to sales	$1,036	$(34)	$1,002
Depreciation and amortization	$328	$(16)	$312
Reclamation and remediation	$112	$(4)	$108
Impairment of long-lived assets	$974	$26	$1,000
Income (loss) before income and mining tax and other items	$(886)	$(3)	$(889)
Income and mining tax benefit (expense)	$(8)	$(14)	$(22)
Net income (loss):
Continuing operations	$(899)	$(17)	$(916)
Discontinued operations	92	6	98
	$(807)	$(11)	$(818)
Net loss (income) attributable to noncontrolling interest:
Continuing operations	$508	$15	$523
Discontinued operations	(45)	—	(45)
	$463	$15	$478
Net income (loss) attributable to Newmont stockholders:
Continuing operations	$(391)	$(2)	$(393)
Discontinued operations	47	6	53
	$(344)	$4	$(340)
Net income (loss) per common share
Basic:
Continuing operations	$(0.73)	$(0.01)	$(0.74)
Discontinued operations	0.08	0.02	0.10
	$(0.65)	$0.01	$(0.64)
Diluted:
Continuing operations	$(0.73)	$—	$(0.73)
Discontinued operations	0.08	0.02	0.10
	$(0.65)	$0.02	$(0.63)